Revenues- Contract balances (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Revenues
Customer advances and deferred revenues			$ 153,484	¥ 1,042,093,000	$ 605,970
Payable to merchants			$ 22,410	¥ 152,158,000	$ 116,557
Revenue recognized from the carrying value of contract liabilities	¥ 645,022,000	¥ 217,715